DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 540	$ 19
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(41)	201
Gains (losses) on hedges of net investments in foreign operations, net of tax	28	409
Derivative, Notional Amount1	39,284	37,334
Derivative, Notional Amount1	39,284	37,334
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 7,539	$ 6,839
Average Exchange Rate	0.76	0.75
Derivative, Notional Amount1	$ 7,539	$ 6,839
Average Exchange Rate	0.76	0.75
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 3,986	$ 7,874
Average Exchange Rate	1.31	1.27
Derivative, Notional Amount1	$ 3,986	$ 7,874
Average Exchange Rate	1.31	1.27
Foreign exchange contracts | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 4,561	$ 2,069
Average Exchange Rate	1.17	1.16
Derivative, Notional Amount1	$ 4,561	$ 2,069
Average Exchange Rate	1.17	1.16
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 2,632	$ 3,989
Average Exchange Rate	0.69	0.71
Derivative, Notional Amount1	$ 2,632	$ 3,989
Average Exchange Rate	0.69	0.71
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,288	$ 240
Average Exchange Rate	77.56	73.55
Derivative, Notional Amount1	$ 1,288	$ 240
Average Exchange Rate	77.56	73.55
Foreign exchange contracts | Chile, Pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 159	$ 548
Average Exchange Rate	770.89	722.08
Derivative, Notional Amount1	$ 159	$ 548
Average Exchange Rate	770.89	722.08
Foreign exchange contracts | Korean won
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 700	$ 687
Average Exchange Rate	1,175	1,173
Derivative, Notional Amount1	$ 700	$ 687
Average Exchange Rate	1,175	1,173
Foreign exchange contracts | Chinese yuan1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,633	$ 1,862
Average Exchange Rate	7.05	5.42
Derivative, Notional Amount1	$ 1,633	$ 1,862
Average Exchange Rate	7.05	5.42
Foreign exchange contracts | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 212	$ 111
Average Exchange Rate	105.82	104.58
Derivative, Notional Amount1	$ 212	$ 111
Average Exchange Rate	105.82	104.58
Foreign exchange contracts | Brazilian reais
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 276	$ 484
Average Exchange Rate	0.19	0.24
Derivative, Notional Amount1	$ 276	$ 484
Average Exchange Rate	0.19	0.24
Foreign exchange contracts | Sweden, Kronor
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,647	$ 1,578
Average Exchange Rate	8.58	9.10
Derivative, Notional Amount1	$ 1,647	$ 1,578
Average Exchange Rate	8.58	9.10
Foreign exchange contracts | Other currencies
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 903	$ 584
Derivative, Notional Amount1	903	584
Foreign exchange contracts | Colombian pesos1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 96	$ 534
Average Exchange Rate	3,621	3,416
Derivative, Notional Amount1	$ 96	$ 534
Average Exchange Rate	3,621	3,416
Cross currency interest rate swaps [Member] | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 6,868	$ 4,493
Average Exchange Rate	0.77	0.77
Derivative, Notional Amount1	$ 6,868	$ 4,493
Average Exchange Rate	0.77	0.77
Cross currency interest rate swaps [Member] | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 275	$ 267
Average Exchange Rate	1.49	1.49
Derivative, Notional Amount1	$ 275	$ 267
Average Exchange Rate	1.49	1.49
Cross currency interest rate swaps [Member] | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,914	$ 103
Average Exchange Rate	1.06	1.09
Derivative, Notional Amount1	$ 1,914	$ 103
Average Exchange Rate	1.06	1.09
Cross currency interest rate swaps [Member] | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 1,374	$ 2,033
Average Exchange Rate	0.53	0.98
Derivative, Notional Amount1	$ 1,374	$ 2,033
Average Exchange Rate	0.53	0.98
Cross currency interest rate swaps [Member] | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 750	$ 18
Average Exchange Rate	113.33	110.00
Derivative, Notional Amount1	$ 750	$ 18
Average Exchange Rate	113.33	110.00
Cross currency interest rate swaps [Member] | Colombian pesos1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 88	$ 100
Average Exchange Rate	3,880.00	3,463
Derivative, Notional Amount1	$ 88	$ 100
Average Exchange Rate	3,880.00	3,463
Futures contract [member] | Brazilian reais
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 105	$ 38
Average Exchange Rate	0.19	0.25
Derivative, Notional Amount1	$ 105	$ 38
Average Exchange Rate	0.19	0.25
Foreign exchange options [Member] | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 0	$ 1,338
Average Exchange Rate	0	1.43
Derivative, Notional Amount1	$ 0	$ 1,338
Average Exchange Rate	0	1.43
Foreign exchange options [Member] | European Union euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 245	$ 1,544
Average Exchange Rate	1.17	1.12
Derivative, Notional Amount1	$ 245	$ 1,544
Average Exchange Rate	1.17	1.12
Foreign exchange options [Member] | Chinese yuan1
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount1	$ 2,030	$ 0
Average Exchange Rate	0.74	0
Derivative, Notional Amount1	$ 2,030	$ 0
Average Exchange Rate	0.74	0